RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Mr. Ng Hon Kin (“Mr. Ng”)	Chairman of the Board, CEO, and an ultimate shareholder of the Company
Global Medical Equipment Co., Ltd.	Company controlled by Mr. Ng
Smart Key International Consultant Co., Ltd.	Administrative service company controlled by Mr. Ng
Be Health Co., Ltd.	Associated company controlled by Mr. Ng.
Ms. Huang Weisi	Prior director of subsidiaries including GCHL and DCMCL, representing Mr. Ng.
Euro Cos Co., Ltd	Company controlled by Ms. Huang Weisi

SCHEDULE OF RELATED PARTY TRANSACTIONS

Due (to) from related parties consist of mainly working capital transactions as the following:

	As of June 30,
	2025	2024
Payment by Mr. Ng Hon Kin	(1,530,786)	(576,336)
Amount due (to) related parties	$(1,530,786)	$(576,336)

Accounts payable – Global Medical Equipment Co., Ltd.	$(4,140)	$(4,162)
Accounts payable – Euro Cos Co., Ltd.	-	(51)
Accounts payable – related parties	$(4,140)	$(4,213)

SCHEDULE OF ACCOUNTS PAYABLE TRANSACTIONS

The following table shows transactions of related parties:

	For the years ended June 30,
	2025	2024

Payments on behalf:
Management fees – Smart Key International Consultant Co., Ltd.	-	103,596
Purchase of equipment, materials and services	-	4,157
Rental for the shop and office	111,631	-

Total	111,631	107,753

SCHEDULE OF SALARIES AND EMPLOYEE BENEFITS	d) Salaries and employee benefits paid to major shareholders
	For the years ended June 30,
	2025	2024
Mr. Ng Hon Kin (being paid by an associated company)	$16,176	$15,347
Total	$16,176	$15,347

SCHEDULE OF ADDITIONAL PAID IN CAPITAL

	For the years ended June 30,
	2025		2024

Able Talent Business Limited	US$	128,205	US$	-
Essential Quality Limited	US$	44,278	US$	-
Express Essential Holdings Limited	US$	164,101	US$	-
Many Trillion International Limited	US$	60,831	US$	-
MCA Limited	US$	57,692	US$	-
Total	US$	455,107	US$	-

SCHEDULE OF BANK BORROWINGS

Bank Name	Nature of Loan	HK$’000
Bank of China	120-month term borrowing	4,000
Bank of China	120-month term borrowing	2,000
Bank of China	120-month term borrowing	3,000

The following table summarizes key terms of bank borrowings:

	Principle drawn down		Start Date	Mature Date	Interest %(1)	Personal Guarantee(2)
	HKD	USD
1)	4,000,000	512,821	May 8, 2020	May 7, 2030	P-2.5%	Ms. Huang Weisi
2)	2,000,000	256,410	August 30, 2021	August 29, 2031	P-2.5%	Ms. Huang Weisi
3)	3,000,000	384,615	May 27, 2022	May 26, 2032	P-2.5%	Ms. Huang Weisi

(1)	P represents prime lending rate of Hong Kong. P of Bank of China for loans as of June 30, 2025 was 5.25%

(2)	All of the above bank borrowings are personally guaranteed by Ms. Huang Weisi, and the guarantees are assumed by Mr. Ng on April 2, 2024.